Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2012	Nov. 10, 2011
Business Acquisition [Line Items]
Business acquisition, cash paid		$ 3,700,000	$ 272,000
Business acquisition, shares issued	58,588	1,153,544
Common stock, share price		$ 12.76	$ 11.69
Business acquisition, value of shares issued		14,700,000	685,000
Business acquisition, notes issued		3,000,000	543,000
Total acquisition cost		21,400,000	1,800,000
Business acquisition, goodwill amount		6,746,000	1,300,000
Business acquisition, contingent liabilities			$ 269,000